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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21108

                          Pioneer Large Cap Growth Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31


Date of reporting period:  April 1, 2004 through September 30, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.



ITEM 1.REPORTS TO SHAREOWNERS.


                                    PIONEER
                            -----------------------
                                    LARGE CAP
                                     GROWTH
                                      FUND

                                   Semiannual
                                     Report

                                     9/30/04

                                 [logo] Pioneer
                                        Investments(R)

 Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                              1
Portfolio Summary                                  2
Performance Update                                 3
Comparing Ongoing Fund Expenses                    4
Portfolio Management Discussion                    6
Schedule of Investments                            9
Financial Statements                              14
Notes to Financial Statements                     18
Trustees, Officers and Service Providers          22
The Pioneer Family of Mutual Funds                23
Retirement Plans from Pioneer                     24
Programs and Services for Pioneer Shareowners     26

Pioneer Large Cap Growth Fund

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 9/30/04
--------------------------------------------------------------------------------

 Dear Shareowner,
--------------------------------------------------------------------------------
High energy prices and rising interest rates caused concern among investors during the third quarter of 2004. As oil prices touched $50 per barrel for the first time, many consumers, faced with high priced gasoline and anticipating a winter of hefty heating bills, responded by holding back on spending. Consumers account for the bulk of the nation's economic activity, and retail sales over the summer were erratic. Beyond soaring energy costs, which have the effect of a tax increase on individuals and businesses, the slack job creation data of the last few months also undermined confidence in the economic outlook. The markets in general fell during the third quarter. Continued unsettled conditions in Iraq and the ever present specter of terrorism also weighed on investors' minds. Overseas, global markets were fairly stable, after stumbling earlier in the year.

But the fuzzy economic picture was good news for bond investors. Despite three hikes in short-term interest rates, the first increases in four years, bond prices rose and yields fell over the period. Longer-term Treasury securities were the strongest performers, with corporate bonds, including high-yield issues, also delivering favorable returns. Lower long-term rates were also beneficial to the housing and mortgage industries. Behind the rally in bonds lies investor skepticism about the strength and durability of the current economic recovery. A slowing recovery leading to an easing of inflationary pressures may convince the Federal Reserve Board to slow the pace of future rate increases. Less inflation would also mean better real returns for bond holders.

Pioneer believes that the economy will continue to expand in 2005, but at a more measured tempo. After an extended period of cutting costs and bolstering balance sheets, many corporations are financially stronger than they have been in some time. And although short-term interest rates have risen, they are still relatively low and do not appear to be a barrier for companies needing to borrow for expansion. Equity valuations now appear better aligned with earnings prospects than was the case a year ago, when prices ran ahead of profit expectations. Therefore, steady but moderate expansion in corporate profits has the potential to drive stock prices higher.

A one-step approach to portfolio allocation

Building and maintaining a long-term strategy for your portfolio means deciding on an appropriate mix of investments, then adjusting the weightings as time passes and your goals change. The Pioneer Ibbotson Asset Allocation Series is a family of three portfolios - moderate, growth and aggressive - each comprising a select group of Pioneer Funds. Ibbotson Associates, a leading authority on investing and asset allocation, diversifies, reallocates and automatically rebalances the portfolios periodically. By rebalancing the portfolio as rates of return on stocks, bonds and other investments vary, Ibbotson seeks to manage risk and to keep your holdings in line with the Fund's stated goals.

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Large Cap Growth Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 9/30/04
--------------------------------------------------------------------------------

 Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                                         91.2%
Depository Receipts for International Stocks                                7.6%
Temporary Cash Investment                                                   1.2%

 Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of total investment in securities)
[THE FOLLOWING WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Information Technology                                                     31.7%
Consumer Discretionary                                                     18.3%
Health Care                                                                15.2%
Financials                                                                  9.1%
Consumer Staples                                                            8.5%
Industrials                                                                 5.9%
Telecommunication Services                                                  5.4%
Materials                                                                   4.3%
Energy                                                                      1.6%

 10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.   Microsoft Corp.                                                      5.38%
 2.   Intel Corp.                                                          4.38
 3.   Sandisk Corp.                                                        4.12
 4.   Target Corp.                                                         3.47
 5.   PepsiCo, Inc.                                                        3.37
 6.   Samsung Electronics                                                  2.93
 7.   Hewlett-Packard Co.                                                  2.87
 8.   Vodafone Group Plc A.D.R.                                            2.70
 9.   Liberty Media Corp.                                                  2.57
10.   Amgen, Inc.                                                          2.34

* This list excludes money market and derivative instruments. The portfolio is actively managed, and current holdings may be different.

Pioneer Large Cap Growth Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/04                           CLASS A SHARES
--------------------------------------------------------------------------------

 Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 9/30/04     3/31/04
                          $11.30      $11.93


Distributions per Share   Income      Short-Term      Long-Term
(4/1/04 - 9/30/04)        Dividends   Capital Gains   Capital Gains
                             $ -           $ -        $ -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Large Cap Growth Fund at public offering price, compared to that of the Russell 1000 Growth Index.

   [THE FOLLOWING WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                     Pioneer
                    Large Cap         Russell 1000
                   Growth Fund        Growth Index
                    ---------        ---------------
8/02                 $ 9,425            $10,000
3/03                 $ 8,866            $ 9,500
3/04                 $11,765            $12,559
9/04                 $11,144            $12,133

Average Annual Total Returns
(As of September 30, 2004)
                  Net Asset    Public Offering
Period              Value           Price
Life-of-Fund        5.97%          3.04%
  (8/22/02)
1 Year              5.12          -0.96


Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Growth Index contains those Russell 1000 securities with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the Value universe. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses orsales charges. You cannot invest directly in any index.

Pioneer Large Cap Growth Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value - $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Large Cap Growth Fund

Based on actual returns from April 1, 2004 through September 30, 2004.



Share Class                                                                 A
--------------------------------------------------------------------------------
 Beginning Account Value                                               $1,000.00
 On 4/1/04
 Ending Account Value                                                  $  947.20
 On 9/30/04
 Expenses Paid During Period*                                          $    6.35

* Expenses are equal to the Fund's annualized expense ratio of 1.30%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Pioneer Large Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Large Cap Growth Fund

Based on a hypothetical 5% return before expenses, reflecting the period from April 1, 2004 through September 30, 2004.

Share Class                                                                 A
--------------------------------------------------------------------------------
 Beginning Account Value                                              $1,000.00
 On 4/1/04
 Ending Account Value                                                 $1,018.55
 On 9/30/04
 Expenses Paid During Period*                                         $    6.58

* Expenses are equal to the Fund's annualized expense ratio of 1.30%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Pioneer Large Cap Growth Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 9/30/04
--------------------------------------------------------------------------------

Rising interest rates, uncertainty about the November election and sluggish economic growth contributed to a stock-market environment that showed little direction during the six months ended September 30, 2004. In the following interview, Chris Galizio discusses Pioneer Large Cap Growth Fund's strategy and the factors that influenced performance during this period. Mr. Galizio is the Fund's day-to-day manager. He began managing the Fund on April 23, 2004, succeeding Eric Weigel.

Q: How did the Fund perform over the past six months?

A: Pioneer Large Cap Growth Fund had a total return of -5.28% at net asset value for the six months ended September 30, 2004. For the same period, the Russell 1000 Growth Index had a return of -3.39%, and the average return for the 656 funds in Lipper's Large Cap Growth Funds category was -3.43%.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What factors most affected Fund performance?

A: The biggest factor was the Fund's exposure to semiconductor stocks, which was greater than that of the benchmark. Although these stocks performed relatively well in 2003, it was a much different story this year, as profits for the companies fell below expectations. In our view, the industry has too much manufacturing capacity, excess inventory and is facing a period of slow growth as sales of two primary users of semiconductors, personal computers and cell phones, appear to have hit a plateau.

Q: Have you changed the Fund's exposure to semiconductors?

A: Yes. We sold most of the semiconductor holdings, keeping only Intel and adding Taiwan Semiconductor. This turned out to be a good decision, as prices of most semiconductor stocks have declined dramatically since then.

Pioneer Large Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q: Could you talk about stocks that contributed to performance?

A: Several stocks that have been added to the portfolio in the past few months have done well. For example, we enlarged the Fund's existing position in SanDisk. The company makes computer storage devices for a variety of products, particularly digital cameras and portable music players. We also added Vodafone to the portfolio. While cell phone sales appear to have peaked and the average price of handsets is declining, the wireless service business continues to grow. These companies have more flexibility to manage prices, and their revenues go up as people use cell phones more often. We also bought Guidant. The company is developing a drug-coated stent business. It had a delay in introducing one of its stents, which caused the stock's price to fall. When that happened, we bought the stock, which turned out to be a good decision. Finally, Phelps Dodge and Freeport-McMoRan Copper & Gold performed well for the Fund. Both companies are benefiting from a temporary shortage in the supply of copper while demand, particularly from China, has increased.

Q: What stocks hurt performance?

A: The stock that hurt the most was Corinthian Colleges, a for-profit secondary education company that operates technical institutes in the United States and Canada. It has had some problems managing its rapid growth, and there was a government inquiry into financial aid applications at one of its campuses. That, plus a disappointing earnings report in August, drove the stock's price down sharply. However, we still like the company and believe its problems are short term in nature. It is not a capital-intensive business, and student enrollment is growing by 15% a year. Another stock that hurt the Fund was Merck. It fell 25% on the day the company took Vioxx, its best-selling drug for relieving arthritis symptoms, off the market because of concerns that the drug could cause cardiac side effects.

    Fund performance was also hurt by Lexar. The company makes flash memory products used to store pictures in a digital still camera, cell phone or camcorder, and has struggled to make a profit as the prices of its products have declined. UTStarcom, a company that sells telecom equipment saw its margins fall, impacting the Fund's performance.

Pioneer Large Cap Growth Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 9/30/04                            (continued)
--------------------------------------------------------------------------------

Q:  What is your investment approach?

A: We look for companies with prospects for above average growth in sales and earnings, high returns on capital and strong competitive positions in their markets. We are bottom-up investors, which means we do not closely follow macroeconomic or industry trends. Rather, we evaluate each company on an individual basis. Also, if we don't like a particular stock, we won't invest a smaller amount in it relative to its weighting in the Russell 1000 Growth Index; we will choose not to include it in the portfolio.

Q: What's your investment outlook?

A: For now, interest rates continue to be low, which makes stocks attractive. However, we are concerned about the possibility of higher rates and the effect those rates could have on economic growth. We also believe expectations for growth, particularly in technology, are too high. And, we think there are bubbles in certain parts of the economy. At the same time, we think stocks are fairly valued based on their growth and earnings prospects and that there are certain sectors, such as computer software, oil and wireless service companies, where we can find good investments.


Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Large Cap Growth Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/04 (unaudited)
--------------------------------------------------------------------------------

Shares                                                             Value
           COMMON STOCKS - 100.1%
           Energy - 1.6%
           Integrated Oil & Gas - 1.6%
    200    ConocoPhillips                                     $   16,570
    200    Occidental Petroleum Corp.                             11,186
                                                              ----------
           Total Energy                                       $   27,756
                                                              ----------
           Materials - 4.4%
           Diversified Metals & Mining - 4.4%
    910    Freeport-McMoRan Copper & Gold, Inc. (Class B)     $   36,855
    400    Phelps Dodge Corp.                                     36,812
                                                              ----------
           Total Materials                                    $   73,667
                                                              ----------
           Capital Goods - 3.9%
           Aerospace & Defense - 0.6%
    150    L-3 Communications Holdings, Inc.                  $   10,050
                                                              ----------
           Industrial Conglomerates - 3.3%
    900    Tyco International, Ltd.                           $   27,594
    300    United Technologies Corp.                              28,014
                                                              ----------
                                                              $   55,608
                                                              ----------
           Total Capital Goods                                $   65,658
                                                              ----------
           Commercial Services & Supplies - 2.0%
           Employment Services - 2.0%
  2,500    Corinthian Colleges, Inc.*                         $   33,700
                                                              ----------
           Total Commercial Services & Supplies               $   33,700
                                                              ----------
           Consumer Durables & Apparel - 0.7%
           Apparel, Accessories & Luxury Goods - 0.7%
    500    TJX Companies, Inc.                                $   11,020
                                                              ----------
           Total Consumer Durables & Apparel                  $   11,020
                                                              ----------
           Hotels, Restaurants & Leisure - 3.2%
           Casinos & Gaming - 1.1%
    500    International Game Technology                      $   17,975
                                                              ----------
           Restaurants - 2.1%
    900    Tricon Global Restaurants, Inc.                    $   36,594
                                                              ----------
           Total Hotels, Restaurants & Leisure                $   54,569
                                                              ----------

The accompanying notes are an integral part of these financial statements.    9

Pioneer Large Cap Growth Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/04 (unaudited)                        (continued)
--------------------------------------------------------------------------------

Shares                                                            Value
             Media - 5.7%
             Broadcasting & Cable TV - 2.5%
   5,000     Liberty Media Corp.*                            $   43,600
                                                             ----------
             Movies & Entertainment - 3.2%
     900     The Walt Disney Co.                             $   20,295
   1,000     Viacom, Inc. (Class B)                              33,560
                                                             ----------
                                                             $   53,855
                                                             ----------
             Total Media                                     $   97,455
                                                             ----------
             Retailing - 8.6%
             Apparel Retail - 1.4%
     200     Liz Claiborne, Inc.                             $    7,544
     200     Nike, Inc.                                          15,760
                                                             ----------
                                                             $   23,304
                                                             ----------
             Computer & Electronics Retail - 0.6%
     200     Best Buy Co., Inc.                              $   10,848
                                                             ----------
             General Merchandise Stores - 4.3%
     550     Family Dollar Stores, Inc.                      $   14,905
   1,300     Target Corp.                                        58,825
                                                             ----------
                                                             $   73,730
                                                             ----------
             Home Improvement Retail - 2.3%
     500     Home Depot, Inc.                                $   19,600
     350     Lowe's Companies, Inc.                              19,023
                                                             ----------
                                                             $   38,623
                                                             ----------
             Total Retailing                                 $  146,505
                                                             ----------
             Food & Drug Retailing - 1.3%
             Food Distributors - 1.3%
     500     Cardinal Health, Inc.                           $   21,885
                                                             ----------
             Total Food & Drug Retailing                     $   21,885
                                                             ----------
             Food, Beverage & Tobacco - 5.6%
             Soft Drinks - 3.4%
   1,175     PepsiCo, Inc.                                   $   57,164
                                                             ----------
             Tobacco - 2.2%
     800     Altria Group, Inc.                              $   37,632
                                                             ----------
             Total Food, Beverage & Tobacco                  $   94,796
                                                             ----------


10  The accompanying notes are an integral part of these financial statements.

Pioneer Large Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                           Value
           Household & Personal Products - 1.6%
           Household Products - 1.6%
    600    Colgate-Palmolive Co.                            $   27,108
                                                            ----------
           Total Household & Personal Products              $   27,108
                                                            ----------
           Health Care Equipment & Services - 7.8%
           Health Care Distributors - 4.9%
  1,400    Bristol-Myers Squibb Co.                         $   33,138
    600    Teva Pharmaceutical Industries, Ltd.                 15,570
    900    Wyeth                                                33,660
                                                            ----------
                                                            $   82,368
                                                            ----------
           Health Care Equipment - 2.3%
    600    Guidant Corp.                                    $   39,624
                                                            ----------
           Managed Health Care - 0.6%
    100    Wellpoint Health Networks, Inc.*                 $   10,509
                                                            ----------
           Total Health Care Equipment & Services           $  132,501
                                                            ----------
           Pharmaceuticals & Biotechnology - 7.4%
           Biotechnology - 3.0%
    700    Amgen, Inc.*                                     $   39,676
  1,150    Cubist Pharmaceuticals, Inc.*                        11,362
                                                            ----------
                                                            $   51,038
                                                            ----------
           Pharmaceuticals - 4.4%
    700    American Pharmaceuticals Partners, Inc.* (b)     $   19,299
    800    Merck & Co., Inc.                                    26,400
    800    Sanofi-Synthelabo SA (A.D.R.)*                       29,288
                                                            ----------
                                                            $   74,987
                                                            ----------
           Total Pharmaceuticals & Biotechnology            $  126,025
                                                            ----------
           Banks - 2.6%
           Diversified Banks - 1.0%
    400    Bank of America Corp.                            $   17,332
                                                            ----------
           Thrifts & Mortgage Finance - 1.6%
    400    Freddie Mac                                      $   26,096
                                                            ----------
           Total Banks                                      $   43,428
                                                            ----------
           Diversified Financials - 6.5%
           Asset Management & Custody Banks - 0.9%
    300    Legg Mason, Inc.                                 $   15,981
                                                            ----------


The accompanying notes are an integral part of these financial statements.   11

Pioneer Large Cap Growth Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/04 (unaudited)                        (continued)
--------------------------------------------------------------------------------

Shares                                                            Value
             Consumer Finance - 2.9%
   1,300     MBNA Corp.                                      $   32,760
   1,100     Providian Financial Corp.*                          17,094
                                                             ----------
                                                             $   49,854
                                                             ----------
             Investment Banking & Brokerage - 0.5%
     100     Goldman Sachs Group, Inc.                       $    9,324
                                                             ----------
             Diversified Financial Services - 2.1%
     800     Citigroup, Inc.                                 $   35,296
                                                             ----------
             Total Diversified Financials                    $  110,455
                                                             ----------
             Software & Services - 13.2%
             Application Software - 9.7%
   3,300     Microsoft Corp.                                 $   91,245
   1,100     Macrovision Corp.*                                  26,488
   1,000     Peoplesoft, Inc.*                                   19,850
   1,500     Veritas Software Corp.*                             26,700
                                                             ----------
                                                             $  164,283
                                                             ----------
             Data Processing & Outsourced Services - 1.3%
     500     First Data Corp.                                $   21,750
                                                             ----------
             Home Entertainment Software - 1.2%
     600     Take-Two Interactive Software, Inc.*            $   19,710
                                                             ----------
             IT Consulting & Other Services - 1.0%
     635     Accenture, Ltd.*                                $   17,177
                                                             ----------
             Total Software & Services                       $  222,920
                                                             ----------
             Technology Hardware & Equipment - 13.0%
             Networking Equipment - 0.7%
   1,600     BEA Systems, Inc.*                              $   11,056
                                                             ----------
             Computer Hardware - 5.3%
     200     Diebold, Inc.                                   $    9,340
     900     Dell, Inc.*                                         32,040
   2,600     Hewlett-Packard Co.                                 48,750
                                                             ----------
                                                             $   90,130
                                                             ----------
             Computer Storage & Peripherals - 4.1%
   2,400     Sandisk Corp.*                                  $   69,888
                                                             ----------
             Electronic Equipment & Instruments - 2.9%
     250     Samsung Electronics*                            $   49,672
                                                             ----------
             Total Technology Hardware & Equipment           $  220,746
                                                             ----------


12  The accompanying notes are an integral part of these financial statements.

Pioneer Large Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                 Value
             Semiconductors - 5.6%
   3,700     Intel Corp.                                          $   74,222
   2,800     Taiwan Semiconductor Manufacturing Co. (A.D.R.)          19,992
                                                                  ----------
             Total Semiconductors                                 $   94,214
                                                                  ----------
             Telecommunication Services - 5.4%
             Integrated Telecommunication Services - 1.2%
     800     France Telecom SA (A.D.R.)*                          $   20,000
                                                                  ----------
             Wireless Telecommunication Services - 4.2%
   1,100     Nextel Communications, Inc.*                         $   26,223
   1,900     Vodafone Group Plc (A.D.R.)                              45,809
                                                                  ----------
                                                                  $   72,032
                                                                  ----------
             Total Telecommunication Services                     $   92,032
                                                                  ----------
             TOTAL COMMON STOCKS
             (Cost $1,666,297)                                    $1,696,440
                                                                  ----------
             TEMPORARY CASH INVESTMENT - 1.1%
             Security Lending Collateral - 1.1%
  19,285     Securities Lending Investment Fund, 1.74%            $   19,285
                                                                  ----------
             TOTAL TEMPORARY CASH INVESTMENT
             (Cost $19,285)                                       $   19,285
                                                                  ----------
             TOTAL INVESTMENTS IN SECURITIES - 101.2%
             (Cost $1,685,582)(a)                                 $1,715,725
                                                                  ----------
             OTHER ASSETS AND LIABILITIES - (1.2)%                $  (20,723)
                                                                  ----------
             TOTAL NET ASSETS - 100.0%                            $1,695,002
                                                                  ==========

*         Non-income producing security.
(A.D.R.)  American Depositary Receipt

(a)       At September 30, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $1,685,582 was as follows:
          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost                                              $107,337
          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value                                              (77,194)
                                                                                                 --------
          Net unrealized gain                                                                    $30,143
                                                                                                 ========

(b)       At September 30, 2004, the following security was out on loan:

          Shares                     Security                     Market Value
           665        American Pharmaceuticals Partners, Inc.*        $18,334

Purchases and sales of securities (excluding temporary cash investments) for the six months ended September 30, 2004 aggregated $2,052,778 and $2,039,186, respectively.


The accompanying notes are an integral part of these financial statements.   13

Pioneer Large Cap Growth Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 9/30/04 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (including securities
   loaned of $18,334) (cost $1,685,582)                        $1,715,725
  Cash                                                             18,767
   Dividends, interest and foreign taxes withheld                   1,889
   Due from Pioneer Investment Management, Inc.                     6,309
                                                               ----------
     Total assets                                              $1,742,690
                                                               ----------
LIABILITIES:
  Payables -
   Upon return of securities loaned                                19,285
  Due to affiliates                                                 3,126
  Accrued expenses                                                 25,277
                                                               ----------
     Total liabilities                                         $   47,688
                                                               ----------
NET ASSETS:
  Paid-in capital                                              $1,497,781
  Undistributed net investment loss                                (1,676)
  Accumulated net realized gain on investments                    168,754
  Net unrealized gain on investments                               30,143
                                                               ----------
     Total net assets                                          $1,695,002
                                                               ==========
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $1,695,002/150,000 shares)                 $    11.30
                                                               ==========
MAXIMUM OFFERING PRICE:
  Class A (11.30 [divided by] 94.25%)                          $    11.99
                                                               ==========


14   The accompanying notes are an integral part of these financial statements.

Pioneer Large Cap Growth Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 9/30/04


INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $114)           $9,284
  Interest                                                        81
  Income from securities loaned, net                              94
                                                              ------
       Total investment income                                              $    9,459
                                                                            ----------
EXPENSES:
  Management fees                                             $6,441
  Transfer agent fees and expenses
     Class A                                                      52
  Distribution fees
     Class A                                                   2,147
  Administrative reimbursements                               13,779
  Custodian fees                                               6,311
  Registration fees                                              183
  Professional fees                                           14,793
  Printing expenses                                            4,247
  Fees and expenses of nonaffiliated trustees                  2,703
  Miscellaneous                                                1,003
                                                              ------
       Total expenses                                                       $   51,659
                                                                            ----------
       Less management fees waived and expenses reim-
         bursed by Pioneer Investment Management, Inc.                         (40,524)
                                                                            ----------
       Net expenses                                                         $   11,135
                                                                            ----------
         Net investment loss                                                $   (1,676)
                                                                            ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                          $  130,535
                                                                            ----------
  Change in net unrealized gain on investments                              $ (223,486)
                                                                            ----------
     Net loss on investments                                                $  (92,951)
                                                                            ----------
     Net decrease in net assets resulting from operations                   $  (94,627)
                                                                            ==========


The accompanying notes are an integral part of these financial statements.   15

Pioneer Large Cap Growth Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 9/30/04 and the Year Ended 3/31/04


                                                                Six Months
                                                                  Ended
                                                                 9/30/04        Year Ended
                                                               (unaudited)       3/31/04
FROM OPERATIONS:
Net investment loss                                            $   (1,676)     $   (5,383)
Net realized gain on investments                                  130,535          58,754
Change in net unrealized gain (loss) on investments              (223,486)        387,078
                                                               ----------      ----------
   Net increase (decrease) in net assets resulting from
     operations                                                $  (94,627)     $  440,449
                                                               ----------      ----------
NET ASSETS:
Beginning of period                                             1,789,629       1,349,180
                                                               ----------      ----------
End of period (including undistributed net investment loss
  of ($1,676) and $0, respectively)                            $1,695,002      $1,789,629
                                                               ==========      ==========


16   The accompanying notes are an integral part of these financial statements.

Pioneer Large Cap Growth Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                Six Months                          8/22/02(a)
                                                                                  Ended           Year Ended            to
                                                                                 9/30/04            3/31/04           3/31/03
                                                                               (unaudited)
CLASS A
Net asset value, beginning of period                                           $    11.93        $    8.99          $   10.00
                                                                               ----------        ---------          ---------
Increase (decrease) from investment operations:
  Net investment loss                                                          $    (0.01)       $   (0.03)         $   (0.01)
  Net realized and unrealized gain (loss) on investments                            (0.62)            2.97              (1.00)
                                                                               ----------        ---------          ---------
Net increase (decrease) in net assets from investment operations               $    (0.63)       $    2.94          $   (1.01)
                                                                               ----------        ---------          ---------
Net asset value, end of period                                                 $    11.30        $   11.93          $    8.99
                                                                               ==========        =========          =========
Total return*                                                                       (5.28)%          32.70%            (10.10)%
Ratio of net expenses to average net assets                                          1.30%**          1.30%              1.30%**
Ratio of net investment loss to average net assets                                  (0.20)%**        (0.33)%            (0.27)%**
Portfolio turnover rate                                                               119%**            41%                11%**
Net assets, end of period (in thousands)                                       $    1,695        $   1,790          $   1,349
Ratios with no waiver of management fees and assumption of expenses by PIM
  Net expenses                                                                       6.01%**          5.38%***          13.80%**
  Net investment loss                                                               (4.91)%**        (4.41)%***        (12.77)%**

(a)  Class A shares were first publicly offered on August 22, 2002.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**   Annualized.
*** In the absence of the negative registration fees in the statement of operations, which relates to a change in estimate for registration fees in the period ended March 2003, the gross expense ratio to average net assets would have been 5.31%. As a result of the expense limitation arrangement (see footnote 2), there would be no effect on the per share operating performance, total return and the net expense and net investment loss ratios to average net assets.


 The accompanying notes are an integral part of these financial statements.   17

Pioneer Large Cap Growth Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/04 (unaudited)
--------------------------------------------------------------------------------

1.  Organization and Significant Accounting Policies

Pioneer Large Cap Growth Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized on May 7, 2002, and commenced operations on August 22, 2002. Prior to August 22, 2002, the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc. (PFD). To date, no shares here been offered to the public. The Fund shares outstanding at September 30, 2004, are owned by PFD. The Fund's investment objective is to seek long-term capital growth.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. As of September 30, 2004 there were no securities fair valued.

Pioneer Large Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividends and interest are reported net of unrecoverable foreign taxes withheld at the applicable country rates. Temporary cash investments are valued at amortized cost.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    The tax character of current year distributions payable will be determined at the end of the current fiscal year. There was no distributions paid during the year ended March 31, 2004.

    The following shows the components of distributable earnings on a federal income tax basis at March 31, 2004. These amounts do not include the capital loss carryforward.

--------------------------------------------------------------------------------
                                                                          2004
--------------------------------------------------------------------------------
  Undistributed ordinary income                                         $  6,843
  Undistributed long-term gain                                            31,376
  Unrealized appreciation                                                253,629
                                                                        --------
  Total                                                                 $291,848
                                                                        ========

Pioneer Large Cap Growth Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/04 (unaudited)                  (continued)
--------------------------------------------------------------------------------

    The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.


C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. PFD, the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned no underwriting commissions on the sale of Class A shares during the six months ended September 30, 2004.


D.  Security Lending

    The Fund lends securities in the Portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss in the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The value of cash collateral at period end is disclosed on the Statement of Assets and Liabilities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.


E.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

Pioneer Large Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets.

PIM has agreed not to impose its management fee and to assume other operating expenses of the Fund to the extent necessary to limit expenses to 1.30% of average daily net assets attributable to Class A. This agreement is voluntary and temporary and may be terminated or revised by PIM at any time without notice.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At September 30, 2004, $1,542 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

3. Transfer Agent
Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $1,226 in transfer agent fees payable to PIMSS at September 30, 2004.

4. Distribution Plans
The Fund adopted a Plan of Distribution in accordance with Rule 12b-1 of the Investment Company Act of 1940. The Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Included in due to affiliates is $358 in distribution fees payable to PFD at September 30, 2004.

5. Expense Offset Arrangements
The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended September 30, 2004, the Fund's expenses were not reduced under such arrangements.

Pioneer Large Cap Growth Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                 Officers
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
Mary K. Bush                             Osbert M. Hood, Executive
Richard H. Egdahl, M.D.                    Vice President
Margaret B.W. Graham                     Vincent Nave, Treasurer
Osbert M. Hood                           Dorothy E. Bourassa, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop


Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the fund voted proxies relating to portfolio securities during the most recent 6-month period ended September 30, 2004 is publicly available to shareowners at www.pioneerfunds.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

  U.S. Equity
  Pioneer Fund
  Pioneer Balanced Fund
  Pioneer Equity Income Fund
  Pioneer Growth Shares
  Pioneer Mid Cap Growth Fund
  Pioneer Mid Cap Value Fund
  Pioneer Oak Ridge Large Cap
   Growth Fund
  Pioneer Oak Ridge Small Cap
    Growth Fund
  Pioneer Papp America-Pacific
    Rim Fund
  Pioneer Papp Small and Mid Cap
    Growth Fund
  Pioneer Papp Stock Fund
  Pioneer Papp Strategic
    Growth Fund
  Pioneer Real Estate Shares
  Pioneer Research Fund*
  Pioneer Small Cap Value Fund
  Pioneer Small Company Fund
  Pioneer Value Fund

  Asset Allocation
  Ibbotson Moderate Allocation Fund
  Ibbotson Growth Allocation Fund
  Ibbotson Aggressive Allocation Fund


  International/Global Equity
  Pioneer Emerging Markets Fund
  Pioneer Europe Select Fund
  Pioneer Europe Fund
  Pioneer International Equity Fund
  Pioneer International Value Fund


  Fixed Income
  Pioneer America Income Trust
  Pioneer Bond Fund
  Pioneer Global High Yield Fund
  Pioneer High Yield Fund
  Pioneer Short Term Income Fund
  Pioneer Strategic Income Fund
  Pioneer Tax Free Income Fund


  Money Market
  Pioneer Cash Reserves Fund**

* Name change effective December 11, 2003. Formerly known as Pioneer Core Equity Fund.

** An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

--------------------------------------------------------------------------------
RETIREMENT PLANS FROM PIONEER
--------------------------------------------------------------------------------

Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retirement plans, contact your investment professional, or call Pioneer at 1-800-622-0176.

Individual Retirement Accounts (IRAs)

Traditional IRA*
For anyone under age 70 1/2 earning income. Individuals can contribute up to $3,000 annually. Earnings are tax-deferred, and contributions may be tax-deductible.

Roth IRA*
Available to single individuals earning less than $110,000 in income annually, and married couples with joint income less than $160,000. Contributions of up to $3,000 a year are not tax-deductible, but all earnings are tax-free for qualified withdrawals. Distributions are tax and penalty-free if certain conditions are met.

Employer-Sponsored Plans

Uni-K Plan*
A 401(k) plan designed specifically for any business that employs only owners and their spouses. Participants can make salary deferral contributions up to $11,000 per year. In addition, each year the business may contribute up to 25% of pay.

401(k) Plan*
Allows employees to make pre-tax contributions through payroll deduction, up to $11,000 per year. Employers' contributions are discretionary. The 401(k) offers companies maximum flexibility.

SIMPLE IRA Plan*
The Savings Incentive Match PLan for Employees (SIMPLE) is designed for employers with 100 or fewer eligible employees. Employees can decide whether to contribute. Employers must contribute.


Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

403(b) Plan*
Also known as a Tax-Sheltered Account (TSA), this plan lets employees of public schools, non-profit hospitals and other tax-exempt organizations make pre-tax contributions through payroll deduction.


SEP-IRA
The Simplified Employee Pension (SEP) plan lets self-employed people and small-business owners make tax-deductible contributions of up to 25% of income, while maintaining complete contribution flexibility each year.


Profit Sharing Plan
Companies can decide each year whether - and how much - to contribute to participants, up to 25% of each participant's pay. Can include vesting schedules that are not available with a SEP-IRA.


Age-Based Profit Sharing Plan
Employer contributions are flexible, but are based on a formula using age and salary. Each year, a business can contribute up to 25% of the total eligible payroll.


Money Purchase Pension Plan (MPP)
Allows employer contributions, up to 25% of pay annually. Companies must contribute a fixed percentage of pay each year.


Defined Benefit Pension Plan
Requires a business to contribute enough each year to fund a specific future benefit. Most beneficial to older employees who need to accumulate assets rapidly.


* Special Catch-Up Provisions are available to individuals age 50 and older to contribute additional amounts to their retirement accounts. For more information, call our Retirement Plans Information line at 1-800-622-0176.


Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------
PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS
--------------------------------------------------------------------------------

Your investment professional can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-8O0-225-6292.

FactFone(SM)
Our automated account information service, available to you 24 hours a day, seven days a week. FactFone gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. Simply call 1-800-225-4321. For specific account information, have your 10-digit account number, your three-digit fund number and your four-digit personal identification number at hand.

6-Month Reinstatement Privilege (for Class A and Class B Shares)
Enables you to reinvest all or a portion of the money you redeem from your Pioneer account - without paying a sales charge - within 6 months of your redemption. You have the choice of investing in any Pioneer fund provided the account has the exact same registration and meets the fund's minimum investment requirement. Reinstated accounts may only purchase Class A fund shares.

Investomatic Plan
An easy and convenient way for you to invest on a regular basis. All you need to do is authorize a set amount of money to be moved out of your bank account into the Pioneer fund of your choice. Investomatic also allows you to change the dollar amount, frequency and investment date right over the phone. By putting aside affordable amounts of money regularly, you can build a long-term investment - without sacrificing your current standard of living.

Payroll Investment Program (PIP)
Lets you invest in a Pioneer fund directly through your paycheck. All that's involved is for your employer to fill out an authorization form allowing Pioneer to deduct from participating employees' paychecks. You specify the dollar amount you want to invest into the Pioneer fund(s) of your choice.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Automatic Exchange Program
A simple way to move money from one Pioneer fund to another over a period of time. Just invest a lump sum in one fund, and select the other Pioneer funds you wish to invest in. You choose the amounts and dates for Pioneer to sell shares of your original fund and use the proceeds to buy shares of the other funds you have chosen. Over time, your investment will be shifted out of the original fund. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)


Directed Dividends
Lets you invest cash dividends from one Pioneer fund to an account in another Pioneer fund with no sales charge or fee. Simply fill out the applicable information on a Pioneer Account Options Form. (This program is available for dividend payments only; capital gains distributions are not eligible at this time.)


Direct Deposit
Lets you move money into your bank account using electronic funds transfer
(EFT). EFT moves your money faster than you would receive a check, eliminates unnecessary paper and mail, and avoids lost checks. Simply fill out a Pioneer Direct Deposit Form, giving your instructions.


Systematic Withdrawal Plan (SWP)
Lets you establish automatic withdrawals from your account at set intervals. You decide the frequency and the day of the month. Pioneer will send the proceeds by check to the address you designate, or electronically to your bank account. You also can authorize Pioneer to make the redemptions payable to someone else. (SWPs are available for accounts with a value of $10,000 or more.)

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                           This page for your notes.

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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:


Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292


FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321


Retirement plans information                                      1-800-622-0176


Telecommunications Device for the Deaf (TDD)                      1-800-225-1997


Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                                 1-800-225-4240


Our Internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)


Visit our web site:                                         www.pioneerfunds.com

Please consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our website www.pioneerfunds.com.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's independent auditor, Ernst & Young
LLP ("E&Y"), recently has advised the Securities and Exchange Commission, the Public Company
Accounting Oversight Board, and the Audit
Committee of the Fund's Board of Trustees that certain non-audit work performed by E&Y's China affiliate has raised questions regarding E&Y's independence with respect to its performance of audit services for the Fund. In July 2004, E&Y became aware that member firms in China ("E&Y
China") provided certain tax services to offices of UniCredito Italiano, S.p.A. ("UCI"), a member of the Fund's Investment Company Complex. The services included receipt and disbursement of monies transferred to E&Y China by UCI in payment of individual expatriate income taxes due on returns prepared by E&Y China for certain UCI employees located in China from October 1998 to May 2003. E&Y became auditors of the Fund in May 2002. These expatriate tax services were discontinued in May 2003. The fees received by E&Y China for all such services totaled $3,685.

The Fund's Audit Committee and E&Y have
discussed the matter, including the nature of the services provided, the personnel involved in providing the services and the fees received by E&Y for performing the services. The Committee continues to review the facts and circumstances surrounding the matter, including the issue of whether the monies transferred for employees' taxes were de facto monies due the employees for tax payments rather than monies belonging to UCI.
E&Y has informed the Audit Committee that based on its internal reviews and the de minimis nature of the services provided and fees received, it does not believe its independence with respect to the Fund has been impaired.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Large Cap Growth Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  November 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 29, 2004

* Print the name and title of each signing officer under his or her signature.